Document And Entity Information	Sep. 09, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	RELAY THERAPEUTICS, INC.
Entity Central Index Key	0001812364
Entity Emerging Growth Company	false
Entity File Number	001-39385
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3923475
Entity Address, Address Line One	399 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	370-8837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RLAY
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	399 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139